Quarterly Holdings Report
for

Fidelity® New York Municipal Income Fund

October 31, 2019

NFY-QTLY-1219
1.809090.116

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2019 A, 5% 10/1/22 (a)(b)	1,000	1,091
New York - 91.3%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	$600	$694
5% 7/1/25	455	540
5% 7/1/26	450	533
5% 7/1/27	540	638
5% 7/1/28	360	425
5% 7/1/29	300	353
5% 7/1/30	575	673
5% 7/1/40	1,000	1,144
5.25% 7/1/35	1,000	1,170
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A:
4% 7/1/22	350	376
5% 7/1/24	400	470
5% 7/1/25	250	302
5% 7/1/26	500	601
5% 7/1/27	2,000	2,387
5% 7/1/29	500	592
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
5% 7/1/30	625	775
5% 7/1/32	1,500	1,843
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017, 5% 7/1/31	3,315	4,171
(Orange Reg'l. Med. Ctr. Proj.) Series 2017, 5% 12/1/28 (c)	3,700	4,439
(St Johns Univ., NY. Proj.) Series 2017 A:
5% 7/1/28	750	933
5% 7/1/29	1,400	1,739
5% 7/1/30	1,250	1,544
(State Univ. of New York Proj.) Series 2017 A:
5% 7/1/32	1,500	1,848
5% 7/1/34	3,000	3,675
Series 2016 A:
5% 7/1/36	8,000	9,672
5% 7/1/39	6,185	7,421
5% 7/1/41	2,500	2,933
5% 7/1/46	8,000	9,326
5% 7/1/50	6,280	7,303
Series 2017, 5% 12/1/32 (c)	4,000	4,726
Dutchess County Local Dev. Corp. Rev.:
(Health Quest Systems, Inc. Proj.) Series 2016 B:
5% 7/1/26	1,400	1,709
5% 7/1/46	9,025	10,454
(Marist College Proj.) Series 2015 A:
5% 7/1/26	550	658
5% 7/1/27	350	417
5% 7/1/28	500	594
5% 7/1/29	725	859
5% 7/1/31	2,610	3,069
5% 7/1/32	2,660	3,119
5% 7/1/33	2,770	3,241
5% 7/1/34	2,935	3,427
5% 7/1/35	3,000	3,496
5% 7/1/36	1,000	1,163
5% 7/1/40	8,500	9,817
(The Culinary Institute of America Proj.) Series 2018:
5% 7/1/26	850	1,020
5% 7/1/30	1,100	1,357
5% 7/1/35	855	1,034
(Vassar College Proj.) Series 2017:
5% 7/1/35	1,100	1,336
5% 7/1/36	1,430	1,733
5% 7/1/37	1,705	2,059
Erie County Fiscal Stability Auth.:
Series 2017 C:
5% 9/1/29	600	760
5% 9/1/30	625	787
5% 9/1/31	1,050	1,317
Series 2017 D:
5% 9/1/29	325	412
5% 9/1/30	400	504
5% 9/1/33	525	655
5% 9/1/34	850	1,057
5% 9/1/35	1,300	1,613
Erie County Gen. Oblig. Series 2015 A:
5% 9/15/27	275	331
5% 9/15/28	275	330
Haverstraw Stony Point Central School District Series 2015:
5% 10/15/32 (FSA Insured)	1,200	1,362
5% 10/15/33 (FSA Insured)	300	340
Hempstead Local Dev. Corp. Rev. (Molloy College Proj.) Series 2017:
5% 7/1/32	740	876
5% 7/1/33	475	560
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2011, 5.25% 2/15/47	6,240	6,541
Series 2012 A, 5.75% 2/15/47	8,430	8,892
Series 2017 A:
5% 2/15/32	4,000	4,906
5% 2/15/33	10,000	12,218
5% 2/15/34	6,000	7,312
5% 2/15/36	4,750	5,759
5% 2/15/37	2,505	3,027
5% 2/15/42	14,600	17,442
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (d)	7,000	7,015
Series 2012 A, 5% 9/1/42	2,320	2,526
Series 2012 B:
5% 9/1/26	10,065	11,102
5% 9/1/27	10,000	11,028
Series 2014 A, 5% 9/1/35	5,000	5,756
Series 2016 B, 5% 9/1/36	3,500	4,185
Series 2017:
5% 9/1/29	500	621
5% 9/1/30	750	927
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Rfdg. Proj.) Series 2015 A:
5% 7/1/26	500	598
5% 7/1/30	1,125	1,329
5% 7/1/32	1,250	1,472
5% 7/1/33	1,000	1,175
5% 7/1/35	1,000	1,171
5% 7/1/40	4,000	4,641
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.):
Series 2015:
5% 5/1/23	350	396
5% 5/1/24	750	876
5% 5/1/25	750	902
5% 5/1/26	1,200	1,444
5% 5/1/27	700	840
5% 5/1/29	1,750	2,091
5% 5/1/30	1,000	1,191
5% 5/1/31	1,205	1,429
Series 2018:
5% 5/1/30	8,500	10,900
5% 5/1/32	5,000	6,348
5% 5/1/34	3,000	3,780
Monroe County Indl. Dev. Corp.:
(The Rochester Gen. Hosp. Proj.) Series 2017:
5% 12/1/31	1,595	1,908
5% 12/1/34	760	900
5% 12/1/35	700	828
5% 12/1/36	700	825
(Univ. of Rochester Proj.):
Series 2015:
5% 7/1/28	1,250	1,503
5% 7/1/29	1,050	1,259
5% 7/1/30	1,000	1,194
5% 7/1/31	1,200	1,429
5% 7/1/32	1,250	1,486
Series 2017 A:
5% 7/1/31	1,650	2,067
5% 7/1/32	1,215	1,513
5% 7/1/34	1,310	1,614
Series 2017 C:
4% 7/1/32	1,680	1,918
5% 7/1/30	1,040	1,308
5% 7/1/31	800	1,002
Series 2017 D:
5% 7/1/30	1,000	1,258
5% 7/1/31	825	1,033
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/46	2,150	2,154
5% 11/15/51	3,000	3,188
5% 11/15/56	9,000	9,991
Nassau County Gen. Oblig. Series 2014 A:
5% 4/1/26	19,360	22,200
5% 4/1/29	14,040	15,990
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/22	5,500	5,818
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/23	450	505
5% 7/1/26	1,500	1,721
(Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,048
5% 7/1/22	2,000	2,188
5% 7/1/27	2,155	2,337
(Winthrop-Univ. Hosp. Assoication Proj.) Series 2012:
5% 7/1/32	7,000	7,535
5% 7/1/37	4,595	4,930
Series 2014 B:
5% 7/1/23	550	617
5% 7/1/27	1,000	1,142
Series 2014 C, 5% 7/1/26	3,000	3,443
New York City Gen. Oblig.:
Series 2017 A, 5% 8/1/34	5,355	6,416
Series 2018 F, 5% 4/1/45	10,760	12,972
Series 2019 D:
5% 12/1/41	4,305	5,289
5% 12/1/44	9,810	11,976
Series B:
5% 10/1/33	3,000	3,836
5% 10/1/42	2,000	2,491
5% 10/1/43	3,000	3,726
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 C, 5% 6/15/44	2,700	2,887
Series 2013 2, 5% 6/15/47	12,540	13,891
Series 2014 BB, 5% 6/15/46	9,785	10,847
Series 2014 CC, 5% 6/15/47	6,200	7,022
Series 2014 DD, 5% 6/15/35	10,000	11,496
Series 2015 AA, 5% 6/15/44	6,200	7,035
Series 2015 FF, 5% 6/15/32	2,000	2,373
Series 2017 EE, 5% 6/15/37	10,000	12,128
Series 2018 BB, 5% 6/15/31	7,130	8,818
Series 2018 CC, 5% 6/15/48	7,070	8,422
Series 2019 DD, 5.25% 6/15/49	4,410	5,438
Series AA, 4% 6/15/40	3,500	4,003
Series BB:
4% 6/15/49	5,000	5,616
5% 6/15/49	6,000	7,432
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2015 S-1, 5% 7/15/35	4,000	4,642
Series 2012 S1 A, 5.25% 7/15/37	11,500	12,256
Series 2016 S1, 5% 7/15/33	2,165	2,572
Series 2016:
5% 7/15/32	15,000	17,869
5% 7/15/35	5,000	5,907
Series 2018 S4, 5.25% 7/15/36	8,095	10,228
New York City Transitional Fin. Auth. Rev.:
Series 2013 F, 5% 2/1/31	6,000	6,664
Series 2014 D1:
5% 2/1/28	5,000	5,762
5% 2/1/29	7,500	8,594
5% 2/1/31	4,300	4,912
5% 2/1/32	1,515	1,730
Series 2015 E1, 5% 2/1/41	8,000	9,235
Series 2017 A-1, 5% 5/1/34	1,065	1,271
Series 2017 B, 5% 8/1/34	2,640	3,169
Series 2017 E, 5% 2/1/33	5,290	6,418
Series 2017 E-1, 5% 2/1/34	4,500	5,446
Series 2017 F:
5% 5/1/33	5,000	6,097
5% 5/1/34	7,000	8,514
5% 5/1/35	11,795	14,312
5% 5/1/38	5,000	6,019
Series 2018 A2, 5% 8/1/39	5,000	6,034
Series 2018 B-1, 5% 8/1/34	3,000	3,667
Series 2018 C2, 5% 5/1/37	14,665	18,047
Series 2019 C, 4% 11/1/42	10,000	11,280
New York Convention Ctr. Dev. Corp. Rev.:
Series 2015:
5% 11/15/29	5,000	6,018
5% 11/15/30	2,000	2,398
5% 11/15/33	9,115	10,858
Series 2016 A, 5% 11/15/46	13,450	15,893
New York Dorm. Auth. Personal Income Tax Rev. Series 2013 A, 5% 2/15/30	10,985	12,291
New York Dorm. Auth. Rev.:
(Bond Fing. Prog.):
Series 2016 E:
5% 10/1/29	3,940	4,847
5% 10/1/30	3,355	4,112
Series 2016 G:
5% 10/1/29	2,415	2,982
5% 10/1/30	2,340	2,878
Series 2015 A:
5% 7/1/28	5,000	5,923
5% 7/1/29	5,000	5,895
5% 10/1/29	785	941
5% 5/1/30	3,450	4,070
5% 7/1/30	10,120	11,982
5% 7/1/30	5,000	5,870
5% 10/1/30	535	639
5% 5/1/31	11,000	12,978
5% 7/1/31	15,000	17,556
5% 10/1/31	1,595	1,902
5% 10/1/32	1,550	1,845
Series 2015 B:
5% 7/1/28	1,300	1,552
5% 10/1/28	1,000	1,191
5% 7/1/29	1,400	1,665
5% 10/1/29	1,470	1,747
5% 7/1/30	1,400	1,658
5% 7/1/31	1,400	1,654
5% 7/1/32	1,450	1,711
5% 7/1/33	1,750	2,062
5% 10/1/33	1,010	1,193
5% 10/1/34	1,070	1,259
5% 7/1/40	2,545	2,960
Series 2015:
5% 12/1/19 (c)	1,100	1,103
5% 12/1/20 (c)	1,200	1,243
5% 12/1/21 (c)	800	854
5% 12/1/23 (c)	700	790
5% 12/1/24 (c)	600	693
5% 12/1/27 (c)	1,200	1,393
Series 2016 A:
5% 7/1/31	1,200	1,448
5% 7/1/31	600	735
5% 7/1/32	800	975
5% 7/1/33	800	959
5% 7/1/33	1,800	2,188
5% 7/1/34	650	777
5% 7/1/35	500	596
5% 7/1/41	1,000	1,175
Series 2016 E, 5% 10/1/31	1,945	2,371
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996, 6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090	1,149
(Cornell Univ. Proj.) Series 2008 C, 5% 7/1/37	6,000	6,145
(New York City Court Facilities Lease Proj.) Series 2005 A, 5.5% 5/15/28	2,700	3,546
(New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	4,349
(Rochester Institute of Technology Proj.) Series 2010, 5% 7/1/21	1,500	1,539
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,204
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,201
Bonds:
Series 2019 B1, 5%, tender 5/1/22 (d)	6,525	6,986
Series 2019 B2, 5%, tender 5/1/48	3,000	3,408
Series 2010 A, 5% 7/1/41	12,000	12,283
Series 2012:
5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100)	1,000	1,103
5% 7/1/38 (Pre-Refunded to 7/1/22 @ 100)	1,000	1,103
Series 2014 A:
5% 10/1/26 (FSA Insured)	1,400	1,647
5% 10/1/27 (FSA Insured)	1,000	1,175
5% 10/1/28 (FSA Insured)	1,000	1,162
Series 2019 A:
4% 7/1/40	650	721
4% 7/1/45	2,750	3,022
5% 7/1/26	400	484
5% 7/1/27	390	482
5% 7/1/28	465	584
5% 7/1/29	750	953
5% 7/1/30	625	787
5% 7/1/32	640	800
5% 7/1/33	5,800	7,215
5% 7/1/34	550	684
5% 7/1/35	600	744
5% 7/1/36	500	618
5% 7/1/41	600	732
5% 7/1/42	8,500	10,703
Series 2020 A:
5% 7/1/22 (a)	1,700	1,834
5% 7/1/24 (a)	1,000	1,142
5% 7/1/29 (a)	600	755
5% 7/1/40 (a)	1,265	1,549
New York Dorm. Auth. Sales Tax Rev.:
(New York State Sales Tax Rev. Proj.) Series 2016 A, 5% 3/15/30	2,650	3,231
Series 2014 A, 5% 3/15/36	8,180	9,296
Series 2018 A:
5% 3/15/42	9,940	12,052
5% 3/15/43	9,940	12,032
Series 2018 C:
5% 3/15/35	18,870	23,288
5% 3/15/38	7,025	8,587
5% 3/15/43	6,185	7,476
Series 2018 E, 5% 3/15/48	10,755	13,064
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series 2018 B, 5% 6/15/43	1,000	1,224
Series 2017 E, 5% 6/15/42	5,000	6,027
New York Liberty Dev. Corp. (Bank of America Tower at One Bryant Park Proj.) Series 2019 1, 2.45% 9/15/69	8,000	8,079
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2016 B1, 5% 11/15/36	5,000	6,036
Series 2016 B2, 5% 11/15/37	12,700	15,282
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	10,000	11,050
Series 2012 H:
5% 11/15/33	1,570	1,722
5% 11/15/42	3,110	3,396
Series 2013 A, 5% 11/15/43	2,535	2,803
Series 2013 E, 5% 11/15/43	15,375	17,213
Series 2014 A1, 5% 11/15/44	8,000	8,951
Series 2014 B, 5.25% 11/15/44	6,300	7,183
Series 2014 D, 5.25% 11/15/44	5,000	5,774
Series 2015 A1:
5% 11/15/40	5,000	5,721
5% 11/15/45	1,200	1,365
Series 2015 B, 5% 11/15/29	2,125	2,491
Series 2016 A1, 5% 11/15/46	31,830	36,727
Series 2016 B:
5% 11/15/34	1,490	1,777
5% 11/15/35	8,375	9,956
Series 2017 C-2:
0% 11/15/27	1,600	1,359
0% 11/15/29	15,820	12,603
0% 11/15/32	18,000	12,945
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/37	5,400	6,485
Series 2019 A:
4% 3/15/49	10,000	11,198
5% 3/15/46	7,500	9,165
New York State Envir. Facilities Corp. Rev. Series 2019 A, 5% 2/15/49	12,690	15,773
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2012, 1.5%, tender 11/1/19 (a)(b)(d)	8,000	8,000
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 H, 1.625% 5/1/23	3,680	3,686
Series 2019 I, 1.75% 5/1/24	5,700	5,735
Series 2019 N:
1.45% 5/1/23 (a)	5,000	5,002
1.5% 11/1/23 (a)	2,500	2,501
1.55% 5/1/24 (a)	4,125	4,127
Series 2019 O, 1.45% 5/1/23 (a)	2,000	2,001
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (b)	6,505	7,001
New York Thruway Auth. Gen. Rev.:
Series 2016 A:
5% 1/1/34	3,000	3,538
5% 1/1/35	6,455	7,595
5% 1/1/41	9,320	10,839
5% 1/1/46	7,285	8,422
5% 1/1/51	23,625	27,188
Series 2018 L:
5% 1/1/27	1,250	1,553
5% 1/1/28	1,250	1,585
5% 1/1/29	1,865	2,375
5% 1/1/30	1,000	1,265
Series 2019 B, 4% 1/1/45	5,000	5,587
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/33 (b)	5,000	5,974
(Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A:
5% 7/1/34 (b)	4,000	4,492
5% 7/1/46 (b)	6,200	6,854
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	5,000	6,066
(New York State Pit) Series 2017 C, 5% 3/15/32	15,500	19,152
Series 2013 C, 5% 3/15/30	4,540	5,079
Series 2014 A, 5% 3/15/44	3,980	4,484
Series 2015 A, 5% 3/15/45	18,970	22,097
Series 2016, 5% 3/15/32	3,000	3,601
Series 2019 A, 5% 3/15/43	10,830	13,242
Niagara Falls City School District Ctfs. Prtn. Rfdg. Series 2015:
5% 6/15/23 (FSA Insured)	1,670	1,883
5% 6/15/24 (FSA Insured)	1,450	1,683
5% 6/15/25 (FSA Insured)	1,670	1,932
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/23 (b)	1,650	1,830
5% 4/1/24 (b)	1,165	1,324
5% 4/1/32 (b)	255	313
5% 4/1/33 (b)	650	797
5% 4/1/34 (b)	865	1,057
5% 4/1/36 (b)	1,150	1,396
Oneida County Loc Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/37 (FSA Insured) (a)	1,000	1,121
4% 12/1/38 (FSA Insured) (a)	1,000	1,119
4% 12/1/49 (FSA Insured) (a)	4,000	4,384
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) 5.75% 3/1/24 (b)	9,655	11,153
Rockland County Gen. Oblig.:
Series 2014 A, 5% 3/1/24 (FSA Insured)	1,600	1,852
Series 2014:
4% 2/15/21 (Build America Mutual Assurance Insured)	815	844
4% 2/15/22 (Build America Mutual Assurance Insured)	1,000	1,063
Schenectady Cnt Re Co. Re (Union College Proj.) Series 2017, 5% 1/1/40	2,600	3,073
Suffolk County Econ. Dev. Corp. Rev. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/25	1,000	1,151
5% 7/1/26	1,280	1,469
Syracuse Gen. Oblig. Series 2015 A:
5% 3/1/24	1,000	1,157
5% 3/1/25	500	595
5% 3/1/26	500	599
5% 3/1/27	350	417
Tobacco Settlement Asset Securitization Corp. Series 2017 A:
5% 6/1/28	2,000	2,423
5% 6/1/29	3,000	3,614
5% 6/1/30	2,500	2,994
Triborough Bridge & Tunnel Auth. Revs.:
Series 2012 B:
0% 11/15/27	2,500	2,143
0% 11/15/28	2,500	2,080
Series 2015 A, 5.25% 11/15/45	10,820	12,797
Series 2017 B, 5% 11/15/36	5,000	6,085
Series 2019 A, 5% 11/15/49	10,000	12,286
Series B, 5% 11/15/31	8,280	11,381
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.):
Series 2010 A:
5% 9/1/30	5,775	5,938
5.125% 9/1/40	8,055	8,291
Series 2015:
5% 8/1/26	1,385	1,660
5% 8/1/27	1,600	1,909
5% 8/1/28	1,565	1,862
5% 8/1/32	1,000	1,171
Western Nassau County Wtr. Auth. Series 2015 A:
5% 4/1/28	300	355
5% 4/1/30	350	412
5% 4/1/31	335	393
5% 4/1/32	1,000	1,173
5% 4/1/34	1,045	1,222
5% 4/1/35	1,180	1,378
5% 4/1/40	1,400	1,623
5% 4/1/45	2,250	2,587
Yonkers Gen. Oblig.:
Series 2015 B:
5% 8/1/21 (FSA Insured)	735	785
5% 8/1/22 (FSA Insured)	510	563
5% 8/1/23 (FSA Insured)	300	342
Series 2015 D:
5% 8/1/27 (FSA Insured)	2,440	2,928
5% 9/1/27 (FSA Insured)	3,755	4,515
5% 8/1/28 (FSA Insured)	2,060	2,457
5% 9/1/28 (FSA Insured)	3,945	4,711
5% 8/1/29 (FSA Insured)	1,500	1,781
5% 9/1/29 (FSA Insured)	4,150	4,936
5% 8/1/30 (FSA Insured)	1,500	1,762
5% 9/1/30 (FSA Insured)	4,365	5,140

TOTAL NEW YORK		1,656,083

New York And New Jersey - 5.8%
New York Liberty Dev. Corp. (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	31,579
Port Auth. of New York & New Jersey:
185th Series:
5% 9/1/26 (b)	10,150	11,770
5% 9/1/27 (b)	6,200	7,177
5% 9/1/28 (b)	7,350	8,493
85th Series, 5.375% 3/1/28	6,280	7,483
Series 163, 5% 7/15/35	25,000	25,640
Series 202, 5% 10/15/36 (b)	5,455	6,536
Series 214, 4% 9/1/43 (b)	6,000	6,763

TOTAL NEW YORK AND NEW JERSEY		105,441

TOTAL MUNICIPAL BONDS
(Cost $1,670,480)		1,762,615

Municipal Notes - 3.4%
New York - 3.4%
Build NYC FC Hanson Office Assn. Participating VRDN Series BAML 50 20, 1.35% 11/7/19 (Liquidity Facility Bank of America NA) (b)(d)(e)(f)	17,400	$17,400
Nassau County IDA Bryant Landing Participating VRDN Series BAML 50 18, 1.35% 11/7/19 (Liquidity Facility Bank of America NA) (b)(d)(e)(f)	12,190	12,190
New York City Gen. Oblig.:
Participating VRDN Series Floaters E 118, 1.37% 11/1/19 (Liquidity Facility Royal Bank of Canada) (d)(e)(f)	350	350
Series 2013 F3, 1.31% 11/1/19 (Liquidity Facility Bank of America NA), VRDN (d)	190	190
Series 2017 A-7, 1.29% 11/1/19 (Liquidity Facility Bank of The West San Francisco), VRDN (d)	1,615	1,615
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2001 F1, 1.35% 11/1/19 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (d)	1,700	1,700
New York City Transitional Fin. Auth. Rev. Series 2003 C4, 1.34% 11/1/19 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (d)	1,500	1,500
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.) Series 2001 A, 1.43% 11/1/19, LOC Landesbank Hessen-Thuringen, VRDN (b)(d)	5,300	5,300
(455 West 37th Street Hsg. Proj.) Series A, 1.43% 11/1/19, LOC Landesbank Hessen-Thuringen, VRDN (b)(d)	4,000	4,000
(505 West 37th Street Proj.) Series 2008 A, 1.42% 11/1/19, LOC Landesbank Hessen-Thuringen, VRDN (b)(d)	1,965	1,965
New York Metropolitan Trans. Auth. Rev. BAN Series 2019 D1, 5% 9/1/22	5,000	5,484
New York Trans. Dev. Corp. Participating VRDN Series Floaters XM 04 03, 1.42% 11/7/19 (Liquidity Facility Citibank NA) (b)(d)(e)(f)	10,000	10,000
TOTAL MUNICIPAL NOTES
(Cost $61,708)		61,694
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $1,732,188)		1,824,309
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(10,056)
NET ASSETS - 100%		$1,814,253

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,241,000 or 0.8% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.